Cover	Dec. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Entity File Number	001-40957
Entity Registrant Name	Pyrophyte Acquisition Corp.
Entity Central Index Key	0001848756
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3262 Westheimer Road
Entity Address, Address Line Two	Suite 706
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77098
City Area Code	281
Local Phone Number	701-4234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false